Summary of Significant Accounting Policies (Liquidity and going concern) (Narrative) (Details)	3 Months Ended	12 Months Ended				0 Months Ended		0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Apr. 22, 2014 Subsequent Event [Member]	Apr. 30, 2014 Subsequent Event [Member] Shanda Media [Member] CNY	Oct. 30, 2014 Subsequent Event [Member] Mr. Xu [Member] USD ($)
Organization and Principal Activities [Line Items]
Cash and cash equivalents	$ 1,671,230	$ 1,671,230	$ 13,070,987	$ 26,750,427	$ 27,294,819
Accumulated deficit	176,368,243	176,368,243	141,940,509
Working Capital	(1,653,880)	(1,653,880)
Operating cash flows		(11,524,248)	(8,086,138)	(39,174,796)
Loan from related party							20,000,000
Percentage of headcount reduced						40.00%
Additional equity or debt financing, minimum								10,000,000
Impairment of intangible assets	21,000,000	20,993,137	0	1,365,376
Impairment charge for goodwill		6,232,770	0	0
Derecognition of associated deferred tax liability		$ 4,826,059	$ 0	$ 99,479